Investments - Schedule of Investments in Affiliated Companies (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	¥ 28,501	¥ 22,025
Canon Korea [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investments	¥ 14,073	11,627
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	¥ 14,428	¥ 10,398